Earnings per Share (Basic and Diluted Earning Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income	$ 4,891	$ 4,676	$ 4,048	$ 3,645	$ 3,456	$ 1,992	$ 2,762	$ 2,684	$ 17,260	$ 10,894	$ 289
Preferred stock dividends									(80)	(80)	(80)
Income (loss) available to common stockholders, basic									17,180	10,814	209
Weighted average number of shares outstanding, basic									14,142	14,128	13,919
Earnings per share, basic (in dollars per share)	$ 0.34	$ 0.33	$ 0.28	$ 0.26	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 1.21	$ 0.77	$ 0.02
Effect of dilutive securities, stock options									148	0	0
Income (loss) available to common stockholders, diluted									$ 17,180	$ 10,814	$ 209
Weighted average number of shares outstanding, diluted									14,290	14,128	13,919
Earnings per share, diluted (in dollars per share)	$ 0.34	$ 0.32	$ 0.28	$ 0.26	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 1.20	$ 0.77	$ 0.02